Finance debt - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Current finance debt	$ 3,284	$ 3,198
Euro bonds [Member]
Disclosure of detailed information about borrowings [line items]
Repayments of bonds, notes and debentures	1,700
US dollar bonds [Member]
Disclosure of detailed information about borrowings [line items]
Repayments of bonds, notes and debentures		7,400
Carrying amount | Within one year | Long-Term Borrowings, Excluding Finance Lease Liabilities
Disclosure of detailed information about borrowings [line items]
Current finance debt	2,688	2,297
Carrying amount | Within one year | Commercial Papers
Disclosure of detailed information about borrowings [line items]
Current finance debt	456	725
Carrying amount | Within one year | Accrued interest [Member]
Disclosure of detailed information about borrowings [line items]
Current finance debt	$ 495	$ 409